Guarantees, commitments and risks - Sensitivity EUR (Details) - Strategic liquidity - Euro - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Guarantees, commitments and risks
Value at risk	€ 540	€ 600
High
Guarantees, commitments and risks
Value at risk	640	600
Low
Guarantees, commitments and risks
Value at risk	530	200
Average
Guarantees, commitments and risks
Value at risk	€ 580	€ 400